CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Net loss	$ (8,813)	$ (8,214)	$ (25,857)	$ (12,662)
Other comprehensive loss:
Unrealized loss from available-for-sale securities	(10)		(10)
Total Comprehensive Loss	$ (8,823)	$ (8,214)	$ (25,867)	$ (12,662)